Cash and cash equivalents - Disclosure of composition of cash and cash equivalents (Details) - EUR (€)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash and cash equivalents [abstract]
Cash in hand	€ 9,000	€ 3,000
Cash at bank	126,071,000	286,530,000
Clearing accounts	(1,000)	(1,000)
Restricted cash	0	2,898,000	€ 40,000.00
CASH AND CASH EQUIVALENTS	€ 126,080,000	€ 289,430,000